Intangible Assets - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2024 JPY (¥) Segments	Mar. 31, 2023 JPY (¥)	Mar. 31, 2022 JPY (¥)
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4
Goodwill	¥ 304,564	¥ 272,006	¥ 396,279
Impairment loss	0	126,151	0
Contractual commitments to acquire intangible assets	1,088	631
Research and development expenditure recognized	0	0	35
SMBC Nikko Securities Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		1,000,000
Recoverable amount of asset		111,219
Fullerton India Credit Company Limited [Member] | Foreign countries [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 213,386	192,165
Wholesale Business Unit [member]
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4
Retail Business Segment [member] | SMBC Consumer Finance Co., Ltd [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 56,692	56,692
Head Office Account and Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	12,678	12,678	¥ 329,350
Impairment loss		126,151
Head Office Account and Others [member] | Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	12,678	12,678
SMFG Securities Segment [member] | SMBC Nikko Securities Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		109,629
Aggregated individually immaterial business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 21,808	¥ 10,471